Subsequent Event (Tables)	12 Months Ended
Jan. 31, 2012
Subsequent Event [Abstract]
Annual Dividend Record Date and Payable Date

Record Date	Payable Date
March 12, 2012	April 4, 2012
May 11, 2012	June 4, 2012
August 10, 2012	September 4, 2012
December 7, 2012	January 2, 2013